Goodwill and Intangible Assets - Summary of Goodwill (Parenthetical) (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
Measurement period adjustments	$ 9.8
Accounts Receivable [Member]
Measurement period adjustments	11.4
Other Assets [Member]
Measurement period adjustments	12.4
Investment in Films and Television Programs [Member]
Measurement period adjustments	4.0
Content Related Payables [Member]
Measurement period adjustments	1.9
Accrued Liabilities [Member]
Measurement period adjustments	3.8
Participations And Residuals [Member]
Measurement period adjustments	1.9
Deferred Revenue [Member]
Measurement period adjustments	$ 2.4